Taxes - Schedule of Effective Income Tax Rate (Details)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Effective Income Tax Rate [Abstract]
Statutory tax rate of British Virgin Islands		0.00%	0.00%	0.00%
Hong Kong tax rate		16.50%	16.50%	16.50%
Permanent difference		117.20%	1.30%	3.30%
Tax concession (Note 1)	[1]	(16.70%)	(1.40%)	(1.70%)
Effective tax rate		117.00%	16.40%	18.10%

[1]	The tax concession by the election by the Company for profits tax rate at 8.25% on the first HK$2,000,000 under the two-tiered profits tax regime as above mentioned.